Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months period ended June 30, 2013 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.

The unaudited condensed consolidated financial statements as of and for the six month periods ended June 30, 2013 and 2012 should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 as filed with the Securities and Exchange Commission (“SEC”) on Form 20-F.

A summary of the Company's significant accounting policies is identified in Note 2 of the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2012. There have been no changes to the Company’s significant accounting policies.

Recent accounting pronouncements

There are no recent accounting pronouncements that their adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.